MINERAL INTERESTS - Cash Generating Segments (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / lb $ / oz cash_generating_unit	Dec. 31, 2016 $ / lb $ / oz
Disclosure of information for cash-generating units [line items]
Number of CGUs tested for impairment | cash_generating_unit	6
Cash flow projections, discount rate		6.50%
Impairment | $	$ 0
Gold
Disclosure of information for cash-generating units [line items]
Cash flow projection, long-term prices	1,307	1,250
Silver
Disclosure of information for cash-generating units [line items]
Cash flow projection, long-term prices	19.54	17.50
Copper
Disclosure of information for cash-generating units [line items]
Cash flow projection, long-term prices | $ / lb	3.30	3.00
Bottom of range
Disclosure of information for cash-generating units [line items]
Cash flow projections, discount rate	7.00%
Top of range
Disclosure of information for cash-generating units [line items]
Cash flow projections, discount rate	8.00%